Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) - $ / shares	3 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Common Stock subject to possible redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) [Line Items]
Basic and diluted weighted average shares outstanding			4,209,836
Basic and diluted net income per common share	$ 0.03	$ 0.23	$ 0.88
Common Stock not subject to possible redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share (Parentheticals) [Line Items]
Basic and diluted weighted average shares outstanding			2,743,852
Basic and diluted net income per common share	$ 0.03	$ 0.23	$ 0.88